Segmented and Geographic Information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 18,741	$ 18,611	$ 17,834
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Revenue	8,488	8,755	8,595
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	4,121	4,027	3,836
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,663	1,633	1,461
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	2,458	2,394	2,375
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	2,054	1,964	1,760
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,432	1,353	1,194
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	622	611	566
Capital Markets [member]
Disclosure of operating segments [line items]
Revenue	3,487	2,960	2,935
Capital Markets [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	2,143	1,729	1,694
Capital Markets [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,344	1,231	1,241
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	591	905	708
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	(143)	107	51
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	$ 734	$ 798	$ 657